N-2 - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 [5]	Dec. 31, 2018 [5]	Dec. 31, 2017		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Prospectus [Line Items]
Document Period End Date										Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key										0001233087
Amendment Flag										false
Document Type										N-CSR
Entity Registrant Name										Franklin Limited Duration Income Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SUMMARY OF FUND EXPENSES

Sales Load (as a percentage of offering price)(1)

Offering Expenses (as a percentage of offering price)(1)

Dividend Reinvestment Plan Fees(2)

(1) If the Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.

(2) You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Operating Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees(3)	1.00%
Interest on Borrowed Funds(4)	2.30%
Other Expenses(5)	0.64%
Total Annual Fund Operating Expenses	3.94%

(3) The Investment Manager is entitled to receive an investment management fee of 0.70% per year of the Fund’s average daily Managed Assets. “Managed Assets” are defined as the total assets of the Fund (including any assets attributable to leverage) minus the sum of accrued liabilities (other than the outstanding amount of any borrowing and other financial leverage). If the Fund uses leverage, the amount of fees paid to the Investment Manager for investment management services will be higher than if the Fund does not use leverage because the fees paid are calculated on the Fund’s Managed Assets, which include assets purchased with leverage.

(4) The Fund enters into reverse repurchase agreements. Additionally, the Fund participates in a committed financing arrangement through which the Fund is authorized to borrow up to $100 million.

(5) “Other Expenses” are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	[1]									1.00%
Interest Expenses on Borrowings [Percent]	[2]									2.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]									0.64%
Total Annual Expenses [Percent]										3.94%
Expense Example [Table Text Block]

Examples

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

One Year	Three Years	Five Years	Ten Years
$40	$120	$202	$416

The above table and example are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Shares of the Fund. The “Example” assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed in the table above under Total Annual Fund Operating Expenses remain the same in the years shown. The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Common Shares. The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater than or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01										$ 40
Expense Example, Years 1 to 3										120
Expense Example, Years 1 to 5										202
Expense Example, Years 1 to 10										$ 416
Purpose of Fee Table , Note [Text Block]										The above table and example are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Shares of the Fund. The “Example” assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed in the table above under Total Annual Fund Operating Expenses remain the same in the years shown. The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Common Shares.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Expenses, Note [Text Block]										“Other Expenses” are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]										The Investment Manager is entitled to receive an investment management fee of 0.70% per year of the Fund’s average daily Managed Assets. “Managed Assets” are defined as the total assets of the Fund (including any assets attributable to leverage) minus the sum of accrued liabilities (other than the outstanding amount of any borrowing and other financial leverage). If the Fund uses leverage, the amount of fees paid to the Investment Manager for investment management services will be higher than if the Fund does not use leverage because the fees paid are calculated on the Fund’s Managed Assets, which include assets purchased with leverage.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Year Ended	Total Amount Outstanding(1)	Asset Coverage per $1,000(2)	Involuntary Liquidation Preference(3)	Average Market Value Outstanding(4)
Reverse Repurchase Agreement
December 31, 2024	$10,362,788	$3,600	$10,494,333	N/A
December 31, 2023	$12,151,954	$3,647	$12,335,804	N/A
December 31, 2022	$34,090,177	$3,437	$34,456,370	N/A
December 31, 2021	$33,358,605	$3,324	$33,448,122	N/A
December 31, 2020	$18,504,585	$3,549	$18,523,129	N/A
(5)December 31, 2019	$17,117,190	$3,814	$17,169,028	N/A
Credit Facility
December 31, 2024	$97,500,000	$3,600	$97,942,894	$97,500,000
December 31, 2023	$97,500,000	$3,647	$98,013,825	$86,460,576
December 31, 2022	$83,000,000	$3,437	$83,403,086	$83,008,795
December 31, 2021	$83,000,000	$3,324	$83,079,041	$86,629,314
December 31, 2020	$93,000,000	$3,549	$93,090,704	$92,029,719
(5)December 31, 2019	$90,000,000	$3,814	$90,218,042	$90,127,217
(5)December 31, 2018	$90,000,000	$4,387	$90,267,083	$33,334,190
Year Ended(5)	Total Preferred Shares Outstanding	Asset Coverage per Preferred Share	Invluntary Liquidation Preference Per Preferred Share	Average Market Value Per Preferred Share(6)
Preferred Shares Series M
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
Preferred Shares Series W
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
Preferred Shares Series F
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A

(1) Total amount of each class of senior securities outstanding at the end of the period presented.

(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”

(3) The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer represents the total amount outstanding and any unpaid interest at the end of the period presented.

(4) Average market value outstanding represents the average of the daily amount outstanding including any unpaid interest during the period presented.

(5) Not covered by the report of independent registered public accounting firm.

(6) Average market value per preferred share for the Preferred Shares Series M, Preferred Shares Series W and Preferred Shares Series F is not applicable because these senior securities were not registered for public trading.

Senior Securities, Note [Text Block]

Senior Securities Table

The Fund engaged in senior securities during the prior ten years as follows:

Year Ended	Total Amount Outstanding(1)	Asset Coverage per $1,000(2)	Involuntary Liquidation Preference(3)	Average Market Value Outstanding(4)
Reverse Repurchase Agreement
December 31, 2024	$10,362,788	$3,600	$10,494,333	N/A
December 31, 2023	$12,151,954	$3,647	$12,335,804	N/A
December 31, 2022	$34,090,177	$3,437	$34,456,370	N/A
December 31, 2021	$33,358,605	$3,324	$33,448,122	N/A
December 31, 2020	$18,504,585	$3,549	$18,523,129	N/A
(5)December 31, 2019	$17,117,190	$3,814	$17,169,028	N/A
Credit Facility
December 31, 2024	$97,500,000	$3,600	$97,942,894	$97,500,000
December 31, 2023	$97,500,000	$3,647	$98,013,825	$86,460,576
December 31, 2022	$83,000,000	$3,437	$83,403,086	$83,008,795
December 31, 2021	$83,000,000	$3,324	$83,079,041	$86,629,314
December 31, 2020	$93,000,000	$3,549	$93,090,704	$92,029,719
(5)December 31, 2019	$90,000,000	$3,814	$90,218,042	$90,127,217
(5)December 31, 2018	$90,000,000	$4,387	$90,267,083	$33,334,190
Year Ended(5)	Total Preferred Shares Outstanding	Asset Coverage per Preferred Share	Invluntary Liquidation Preference Per Preferred Share	Average Market Value Per Preferred Share(6)
Preferred Shares Series M
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
Preferred Shares Series W
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
Preferred Shares Series F
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A

(1) Total amount of each class of senior securities outstanding at the end of the period presented.

(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”

(3) The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer represents the total amount outstanding and any unpaid interest at the end of the period presented.

(4) Average market value outstanding represents the average of the daily amount outstanding including any unpaid interest during the period presented.

(5) Not covered by the report of independent registered public accounting firm.

(6) Average market value per preferred share for the Preferred Shares Series M, Preferred Shares Series W and Preferred Shares Series F is not applicable because these senior securities were not registered for public trading.

Senior Securities Averaging Method, Note [Text Block]										The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Principal Investment Strategy

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing in debt securities and other income-producing instruments, allocated primarily among three distinct investment categories: (1) mortgage-backed securities and other asset-backed securities; (2) bank loans made to corporate and other business entities; and (3) below “investment grade” debt securities and other income-producing instruments. There is no limitation on the percentage of the Fund’s assets that may be allocated to each of these investment categories; provided that, under normal market conditions, the Fund will invest at least 20% of its total assets in each category.

Under normal circumstances, the Fund’s allocation to the investment category of mortgage-backed and other asset-backed securities will be primarily composed of investments in mortgage-backed securities. Under normal market conditions, the Fund will invest at least 20% of its assets in debt securities or other instruments rated below investment grade, sometimes called “junk bonds.” The Fund may also invest in investment grade debt securities. Investment grade debt securities are rated in one of the top four ratings categories by a nationally-recognized statistical rating organization (a “Rating Agency”) such as S&P, Moody’s or Fitch. A debt security rated below the top four ratings categories by each Rating Agency rating the security will be considered below investment grade. The Fund may also buy unrated debt securities or other income-producing instruments.

The Fund may invest in securities or other instruments whose issuers are in default or bankruptcy. Under normal conditions, the Fund will not invest more than 5% of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.

Under normal market conditions, the Fund may invest up to 25% of its total assets in loans originated through on-line marketplace lending platforms (a “Platform”) that provide a marketplace for lending through the purchase of loans (either individually or in aggregations) (“Marketplace Loans”) and other types of marketplace lending instruments. The Fund will not invest in Marketplace Loans that the Fund determines to be subprime.

Under normal market conditions, the Investment Manager expects the Fund to maintain an estimated average portfolio duration of between two and five years (including the effect of anticipated leverage). This duration policy may only be changed following provision of 60 days’ prior notice to holders of Common Shares (“Common Shareholders”). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

The Fund uses an active sector allocation strategy to try to achieve its goals of income and capital appreciation. This means the Fund allocates its assets among securities in various market sectors based on the Investment Manager’s assessment of changing economic, global market, industry, and issuer conditions. Consequently, the Fund, from time to time, may have significant positions in particular sectors. There can be no assurance that the Investment Manager’s assessments will be correct.

The Investment Manager will rely heavily on its own analysis of the credit quality and risks associated with individual debt obligations considered for the Fund, rather than relying exclusively on rating agencies, third-party research or the credit ratings assigned by a Platform with regard to Marketplace Loans. The Investment Manager will use this information in an attempt to minimize credit risk and identify borrowers, issuers, industries or sectors that are undervalued or that offer attractive yields relative to the Investment Manager’s assessment of their credit characteristics. The Fund’s success in achieving its investment objectives may depend more heavily on the Investment Manager’s credit analysis than if the Fund invested solely in higher-quality and rated securities.

portfolio’s sensitivity to credit and other risks associated with a particular issuer, industry or sector, or to the impact of a single economic, political or regulatory event.

The Fund’s portfolio may include bonds, debentures, notes and other similar types of debt instruments, such as asset-backed securities, as well as bank loans and loan participations, commercial and agency-issued mortgage securities, payment-in-kind securities, zero-coupon securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, structured notes and other hybrid instruments, preferred shares, municipal or U.S. government securities, debt securities issued by foreign corporations or supra-national government agencies, mortgage-backed securities issued on a public or private basis, other types of asset-backed securities, and Marketplace Loans and other types of marketplace lending instruments. See the Notes to Financial Statements for further information. The rate of interest on an income-producing security may be fixed, floating or variable. The Fund may use swaps and other derivative instruments.

The Fund may hold equity securities; however, under ordinary circumstances, such investments will be limited to convertible securities, dividend-paying common or preferred stocks, or equity securities acquired in connection with a restructuring, bankruptcy, default, or the exercise of a conversion or purchase right.

Risk Factors [Table Text Block]

Principal Investment Risks

You could lose money by investing in the Fund. Closed-end fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or an issuer’s or security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer or security, may affect debt securities’ values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Investment Manager or the rating agencies than such securities actually do.

Interest Rate

Changes in interest rates may present risks to the Fund. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices generally rise when interest rates fall.

The prices of fixed-rate securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. Because the Fund will normally have an estimated average portfolio duration of between two and five years (including the effects of anticipated leverage), the Fund’s net asset value and market price will tend to fluctuate more in response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-term debt securities.

The cost of leverage employed by the Fund is based on certain interest rates. If the cost of leverage exceeds the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, the returns to Common Shareholders may be reduced. The Fund’s use of leverage, as described in the Prospectus, will tend to increase Common Share interest rate risk.

The Fund may employ certain strategies for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

High-Yield Debt Securities

The Fund may invest in debt securities and other income-producing instruments that are rated below investment grade or unrated. These securities and instruments generally have more credit risk than higher-rated securities. The issuers of such securities or instruments typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. Due to the risks involved in investing in high yield debt securities and other income-producing instruments, an investment in the Fund should be considered speculative.

Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. The high yield market has experienced a large number of defaults in recent years. If a company defaults because it stops making interest and/ or principal payments, payments on the securities may never resume because such securities are generally unsecured and are often subordinated to other creditors of the issuer. These securities may be worthless and the Fund could lose its entire investment.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

Bank Loans

Bank loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender, as well as other risks. If the Fund purchases a loan, it may be able to enforce its rights only through the lender, and may assume the credit risk of both the lender and the borrower.

Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. Because the amount of public information available with respect to corporate loans generally is less extensive than that available for more widely rated, registered and exchange-listed securities, corporate loans can be more difficult to value.

Bank loans and certain corporate loans may not be considered “securities,” and investors, such as the Fund, therefore may not be entitled to rely on the antifraud protections of the federal securities laws and may have limited legal remedies.

Marketplace Loans

Marketplace Loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks.

Marketplace Loans generally are not rated by rating agencies; are often unsecured; not guaranteed or insured by a third party; not backed by any governmental authority; and are highly risky and speculative investments similar to an investment in lower rated securities or high yield debt securities (also known as junk bonds). Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on the Marketplace Loans will be made. In addition, investments in Marketplace Loans may be adversely affected if the Platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans. The Fund intends to have a backup servicer in case any Platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Marketplace Loans. Moreover, the Fund may have limited information about the Marketplace Loans and information provided to the Platform regarding the loans and the borrowers’ credit information may be incomplete, inaccurate, outdated or fraudulent. It also may be difficult for the Fund to sell an investment in a Marketplace Loan before maturity at the price at which the Fund believes the loan should be valued because these loans typically are considered by the Fund to be illiquid securities. To the extent the Fund invests in Marketplace Loans, the Fund may also be subject to related regulatory and judicial risks, pass-through notes risk, fraud risk, platform risk, servicer risk, and tax risk.

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Since September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.

Although the mortgage-backed securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Income

The Fund’s income distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund’s income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Leverage

The Fund’s use of leverage creates the opportunity for increased net income, but also creates special risks. The Fund currently uses leverage through the borrowing of funds under a committed financing arrangement, reverse repurchase agreements, and the purchase of mortgage dollar rolls. The Fund may use other forms of leverage, including through the issuance of senior securities such as preferred shares. The Fund may also use leverage through the lending of portfolio securities, and the use of swaps, other derivatives, and when-issued, delayed delivery or forward commitment transactions. To mitigate leverage risk from such transactions, the Fund may segregate liquid assets against or otherwise cover its future obligations under such transactions.

So long as the Fund’s securities portfolio provides a higher rate of return (net of Fund expenses) than the cost of its leverage (e.g., the interest rate on any borrowings),

the leverage will allow shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, interest rates rise, the Fund’s cost of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, reducing return to shareholders. If the Fund leverages with preferred shares that pay cumulative dividends, the Fund’s leverage risk may be increased.

The Fund’s use of leverage may, during periods of rising interest rates, adversely affect the Fund’s income, distributions and total returns to Common Shareholders. Leverage creates two major types of risks for Common Shareholders:

•	the likelihood of greater volatility of net asset value and market price of Common Shares, because changes in the value of the Fund’s portfolio of income-producing securities (including securities bought with the proceeds of leverage) are borne entirely by the Common Shareholders; and the possibility either that Common Share income will fall if the Fund’s cost of leverage rises, or that Common Share income will fluctuate because the cost of leverage varies. Because the fees received by the Investment Manager are based on the Managed Assets (as defined below) of the Fund (including the aggregate liquidation preference of any preferred shares or the outstanding amount of any borrowing or short-term debt securities), the Investment Manager has a financial incentive for the Fund to use leverage, which may create a conflict of interest between the Investment Manager and the Common Shareholders.

By using leverage, the Fund will seek to obtain a higher return for holders of Common Shares than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund’s use of leverage strategies could result in larger losses than if the strategies were not used.

Foreign Securities (non-U.S.)

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Investing in securities of issuers based in developing or emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree as well as other risks.

Debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities, is subject to several risks, such as the fact that there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt may be collected. Other risks include: potential limits on the flow of capital; political and economic risk; the extent and quality of financial regulations; tax risk; and the potential expropriation or nationalization of foreign issuers.

Derivatives

The performance of derivatives depends largely on the performance of an underlying asset, interest rate or index, and such instruments often have risks similar to their underlying asset. Derivatives (such as futures contracts and options thereon, options, swaps and short sales) are also subject to a number of risks such as liquidity risk, interest rate risk, credit risk, leverage risk, volatility risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. With over-the-counter derivatives, there is a risk that the other party to the transaction will fail to perform (known as counterparty risk). There can be no assurance that the Fund will engage in suitable derivative transactions to reduce exposure to other risks when that would be beneficial.

Liquidity

The Fund may invest up to 25% of its total assets in securities which are illiquid at the time of investment (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

Portfolio Turnover

Active and frequent trading may increase a shareholder’s tax liability and will increase the Fund’s transaction costs, which could detract from Fund performance.

Management

The Fund is subject to management risk because it is an actively managed portfolio. The Investment Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Share Price [Table Text Block]

The Fund’s Common Shares are traded on the NYSE American under the symbol “FTF”. The below table details for the period indicated the high and low closing market prices and NAV as well as the high and low of the premium and discount of the market value compared to the NAV.

FRANKLIN LIMITED DURATION INCOME TRUST

IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)

	Market Price		NAV		Premium/Discount to NAV
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 2024	$6.77	$6.39	$7.11	$6.91	-4.38%	-7.82%
September 2024	$6.78	$6.36	$7.15	$7.03	-5.17%	-9.79%
June 2024	$6.43	$6.10	$7.15	$7.01	-9.82%	-13.26%
March 2024	$6.45	$6.18	$7.20	$7.08	-9.66%	-13.37%
December 2023	$6.41	$5.77	$7.18	$6.85	-9.85%	-15.89%
September 2023	$6.34	$6.09	$7.16	$7.02	-11.08%	-13.38%
June 2023	$6.35	$6.03	$7.17	$7.01	-11.06%	-14.57%
March 2023	$6.55	$6.07	$7.30	$7.01	-9.67%	-13.92%

The net asset value per Common Share on December 31, 2024 was $6.94 and the market price per Common Share at the close of business on December 31, 2024 was $6.63, representing a (4.5)% discount to such net asset value. As of December 31, 2024, the Fund has outstanding 40,405,374 Common Shares. The Fund’s Common Shares have traded in the market below, at and above net asset value since the commencement of the Fund’s operations. However, it has recently been the case that the Fund’s Common Shares have traded at a discount from net asset value. The Fund cannot determine the reasons why the Fund’s Common Shares trade at a premium to or discount from net asset value, nor can the Fund predict whether its Shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund’s Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]										Shares
Outstanding Security, Held [Shares]										40,405,374
CreditRiskMember
General Description of Registrant [Abstract]
Risk [Text Block]

Credit

The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or an issuer’s or security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer or security, may affect debt securities’ values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Investment Manager or the rating agencies than such securities actually do.

Interest Rate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate

Changes in interest rates may present risks to the Fund. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices generally rise when interest rates fall.

The prices of fixed-rate securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. Because the Fund will normally have an estimated average portfolio duration of between two and five years (including the effects of anticipated leverage), the Fund’s net asset value and market price will tend to fluctuate more in response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-term debt securities.

The cost of leverage employed by the Fund is based on certain interest rates. If the cost of leverage exceeds the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, the returns to Common Shareholders may be reduced. The Fund’s use of leverage, as described in the Prospectus, will tend to increase Common Share interest rate risk.

The Fund may employ certain strategies for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.

Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

High-Yield Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High-Yield Debt Securities

The Fund may invest in debt securities and other income-producing instruments that are rated below investment grade or unrated. These securities and instruments generally have more credit risk than higher-rated securities. The issuers of such securities or instruments typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. Due to the risks involved in investing in high yield debt securities and other income-producing instruments, an investment in the Fund should be considered speculative.

Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. The high yield market has experienced a large number of defaults in recent years. If a company defaults because it stops making interest and/ or principal payments, payments on the securities may never resume because such securities are generally unsecured and are often subordinated to other creditors of the issuer. These securities may be worthless and the Fund could lose its entire investment.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

Bank Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bank Loans

Bank loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender, as well as other risks. If the Fund purchases a loan, it may be able to enforce its rights only through the lender, and may assume the credit risk of both the lender and the borrower.

Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. Because the amount of public information available with respect to corporate loans generally is less extensive than that available for more widely rated, registered and exchange-listed securities, corporate loans can be more difficult to value.

Bank loans and certain corporate loans may not be considered “securities,” and investors, such as the Fund, therefore may not be entitled to rely on the antifraud protections of the federal securities laws and may have limited legal remedies.

Marketplace Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Marketplace Loans

Marketplace Loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks.

Marketplace Loans generally are not rated by rating agencies; are often unsecured; not guaranteed or insured by a third party; not backed by any governmental authority; and are highly risky and speculative investments similar to an investment in lower rated securities or high yield debt securities (also known as junk bonds). Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on the Marketplace Loans will be made. In addition, investments in Marketplace Loans may be adversely affected if the Platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans. The Fund intends to have a backup servicer in case any Platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Marketplace Loans. Moreover, the Fund may have limited information about the Marketplace Loans and information provided to the Platform regarding the loans and the borrowers’ credit information may be incomplete, inaccurate, outdated or fraudulent. It also may be difficult for the Fund to sell an investment in a Marketplace Loan before maturity at the price at which the Fund believes the loan should be valued because these loans typically are considered by the Fund to be illiquid securities. To the extent the Fund invests in Marketplace Loans, the Fund may also be subject to related regulatory and judicial risks, pass-through notes risk, fraud risk, platform risk, servicer risk, and tax risk.

Mortgage Securities and Asset-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Since September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.

Although the mortgage-backed securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income

The Fund’s income distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund’s income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage

The Fund’s use of leverage creates the opportunity for increased net income, but also creates special risks. The Fund currently uses leverage through the borrowing of funds under a committed financing arrangement, reverse repurchase agreements, and the purchase of mortgage dollar rolls. The Fund may use other forms of leverage, including through the issuance of senior securities such as preferred shares. The Fund may also use leverage through the lending of portfolio securities, and the use of swaps, other derivatives, and when-issued, delayed delivery or forward commitment transactions. To mitigate leverage risk from such transactions, the Fund may segregate liquid assets against or otherwise cover its future obligations under such transactions.

So long as the Fund’s securities portfolio provides a higher rate of return (net of Fund expenses) than the cost of its leverage (e.g., the interest rate on any borrowings),

the leverage will allow shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, interest rates rise, the Fund’s cost of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, reducing return to shareholders. If the Fund leverages with preferred shares that pay cumulative dividends, the Fund’s leverage risk may be increased.

The Fund’s use of leverage may, during periods of rising interest rates, adversely affect the Fund’s income, distributions and total returns to Common Shareholders. Leverage creates two major types of risks for Common Shareholders:

•	the likelihood of greater volatility of net asset value and market price of Common Shares, because changes in the value of the Fund’s portfolio of income-producing securities (including securities bought with the proceeds of leverage) are borne entirely by the Common Shareholders; and the possibility either that Common Share income will fall if the Fund’s cost of leverage rises, or that Common Share income will fluctuate because the cost of leverage varies. Because the fees received by the Investment Manager are based on the Managed Assets (as defined below) of the Fund (including the aggregate liquidation preference of any preferred shares or the outstanding amount of any borrowing or short-term debt securities), the Investment Manager has a financial incentive for the Fund to use leverage, which may create a conflict of interest between the Investment Manager and the Common Shareholders.

By using leverage, the Fund will seek to obtain a higher return for holders of Common Shares than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund’s use of leverage strategies could result in larger losses than if the strategies were not used.

Foreign Securities (non-U.S.) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities (non-U.S.)

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Investing in securities of issuers based in developing or emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree as well as other risks.

Debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities, is subject to several risks, such as the fact that there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt may be collected. Other risks include: potential limits on the flow of capital; political and economic risk; the extent and quality of financial regulations; tax risk; and the potential expropriation or nationalization of foreign issuers.

Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives

The performance of derivatives depends largely on the performance of an underlying asset, interest rate or index, and such instruments often have risks similar to their underlying asset. Derivatives (such as futures contracts and options thereon, options, swaps and short sales) are also subject to a number of risks such as liquidity risk, interest rate risk, credit risk, leverage risk, volatility risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. With over-the-counter derivatives, there is a risk that the other party to the transaction will fail to perform (known as counterparty risk). There can be no assurance that the Fund will engage in suitable derivative transactions to reduce exposure to other risks when that would be beneficial.

Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity

The Fund may invest up to 25% of its total assets in securities which are illiquid at the time of investment (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]										Portfolio Turnover Active and frequent trading may increase a shareholder’s tax liability and will increase the Fund’s transaction costs, which could detract from Fund performance.
Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management

The Fund is subject to management risk because it is an actively managed portfolio. The Investment Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Reverse Repurchase Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[4]	$ 10,362,788				$ 12,151,954				$ 10,362,788	$ 12,151,954	$ 34,090,177	$ 33,358,605	$ 18,504,585	$ 17,117,190
Senior Securities Coverage per Unit	[6]	$ 3,600				$ 3,647				$ 3,600	$ 3,647	$ 3,437	$ 3,324	$ 3,549	$ 3,814
Preferred Stock Liquidating Preference	[7]	$ 10,494,333				$ 12,335,804				10,494,333	12,335,804	34,456,370	33,448,122	18,523,129	17,169,028
Senior Securities Average Market Value per Unit	[8]
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[4]	$ 97,500,000				$ 97,500,000				$ 97,500,000	$ 97,500,000	$ 83,000,000	$ 83,000,000	$ 93,000,000	$ 90,000,000	$ 90,000,000
Senior Securities Coverage per Unit	[6]	$ 3,600				$ 3,647				$ 3,600	$ 3,647	$ 3,437	$ 3,324	$ 3,549	$ 3,814	$ 4,387
Preferred Stock Liquidating Preference	[7]	97,942,894				98,013,825				97,942,894	98,013,825	83,403,086	83,079,041	93,090,704	90,218,042	90,267,083
Senior Securities Average Market Value per Unit	[8]									$ 97,500,000	$ 86,460,576	$ 83,008,795	$ 86,629,314	$ 92,029,719	$ 90,127,217	$ 33,334,190
Preferred Shares Series M [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[5]																$ 1,200		$ 1,200		$ 1,200		$ 1,200
Senior Securities Coverage per Unit	[5]																$ 72,311		$ 74,809		$ 75,991		$ 76,665
Preferred Stock Liquidating Preference	[5]																25,000		25,000		25,000		25,000
Senior Securities Average Market Value per Unit	[9]																	[5]		[5]				[5]
Preferred Shares Series W [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[5]																$ 1,200		$ 1,200		$ 1,200		$ 1,200
Senior Securities Coverage per Unit	[5]																$ 72,311		$ 74,809		$ 75,991		$ 76,665
Preferred Stock Liquidating Preference	[5]																25,000		25,000		25,000		25,000
Senior Securities Average Market Value per Unit	[9]																			[5]		[5]		[5]
Preferred Shares Series F [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[5]																$ 1,200		$ 1,200		$ 1,200		$ 1,200
Senior Securities Coverage per Unit	[5]																$ 72,311		$ 74,809		$ 75,991		$ 76,665
Preferred Stock Liquidating Preference	[5]																25,000		25,000		25,000		25,000
Senior Securities Average Market Value per Unit	[9]																	[5]		[5]		[5]
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]										Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid		6.39	$ 6.36	$ 6.1	$ 6.18	5.77	$ 6.09	$ 6.03	$ 6.07
Highest Price or Bid		6.77	6.78	6.43	6.45	6.41	6.34	6.35	6.55
Lowest Price or Bid, NAV		6.91	7.03	7.01	7.08	6.85	7.02	7.01	7.01
Highest Price or Bid, NAV		$ 7.11	$ 7.15	$ 7.15	$ 7.2	$ 7.18	$ 7.16	$ 7.17	$ 7.3
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(4.38%)	(5.17%)	(9.82%)	(9.66%)	(9.85%)	(11.08%)	(11.06%)	(9.67%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(7.82%)	(9.79%)	(13.26%)	(13.37%)	(15.89%)	(13.38%)	(14.57%)	(13.92%)
Share Price		$ 6.63								$ 6.63
NAV Per Share		$ 6.94								$ 6.94
Latest Premium (Discount) to NAV [Percent]										(4.50%)

[1]	The Investment Manager is entitled to receive an investment management fee of 0.70% per year of the Fund’s average daily Managed Assets. “Managed Assets” are defined as the total assets of the Fund (including any assets attributable to leverage) minus the sum of accrued liabilities (other than the outstanding amount of any borrowing and other financial leverage). If the Fund uses leverage, the amount of fees paid to the Investment Manager for investment management services will be higher than if the Fund does not use leverage because the fees paid are calculated on the Fund’s Managed Assets, which include assets purchased with leverage.
[2]	The Fund enters into reverse repurchase agreements. Additionally, the Fund participates in a committed financing arrangement through which the Fund is authorized to borrow up to $100 million.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	Total amount of each class of senior securities outstanding at the end of the period presented.
[5]	Not covered by the report of independent registered public accounting firm.
[6]	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”
[7]	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer represents the total amount outstanding and any unpaid interest at the end of the period presented.
[8]	Average market value outstanding represents the average of the daily amount outstanding including any unpaid interest during the period presented.
[9]	Average market value per preferred share for the Preferred Shares Series M, Preferred Shares Series W and Preferred Shares Series F is not applicable because these senior securities were not registered for public trading.